Offsets	Aug. 06, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Avadel Pharmaceuticals plc
Form or Filing Type	S-3
File Number	333-267198
Initial Filing Date	Aug. 31, 2022
Fee Offset Claimed	$ 15,310.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 165,156,418.56
Termination / Withdrawal Statement	On August 31, 2022, the registrant filed a Registration Statement on Form S-3 (File No. 333-267198) (the "Prior Registration Statement"), which included a prospectus supplement, that registered the offer and sale of up to $500,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering. At the time of the Prior Registration Statement, we paid a registration fee of $46,350. As of the date of this registration statement, we have sold $138,472,185.24 pursuant to the Prior Registration Statement, which equates to an associated registration fee of $12,836.38, and $361,527,814.76 remains unsold (the "Unsold Securities"). As a result, the registrant has $33,513.62 in unused filing fees associated with the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $15,310 of the registration fee previously paid in connection with the Prior Registration Statement in connection with the Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Avadel Pharmaceuticals plc
Form or Filing Type	S-3
File Number	333-267198
Filing Date	Aug. 31, 2022
Fee Paid with Fee Offset Source	$ 15,310.00
Offset Note	See Rule 457(p) Statement of Withdrawal, Termination, or Completion.